UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Item 1. Reports to Stockholders.

ZEVENBERGEN GROWTH FUND

INVESTOR CLASS (ZVNBX)

INSTITUTIONAL CLASS (ZVNIX)

ZEVENBERGEN GENEA FUND

INVESTOR CLASS (ZVGNX)

INSTITUTIONAL CLASS (ZVGIX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2018

It is with great pleasure we update our fellow shareholders on performance and portfolio strategy for the past twelve months. By all measures, it was an epic year, as resurgent economic growth around the world, blockbuster corporate profits, and earlier-than-expected tax reform aided markets despite macro drama (inflation concerns, interest rates, trade tensions, internet privacy) and a return of volatility. Stock prices and earnings have a long history of moving in tandem, and fundamental outperformance continues to be the driving force to long-term portfolio results. For the twelve months ending June 30, 2018, the Zevenbergen Growth Fund (“Growth Fund”) Investor Share Class (ZVNBX) appreciated 33.09% and the Zevenbergen Genea Fund (“Genea Fund”) Investor Share Class (ZVGNX) gained 46.27%. For the same period, the Funds’ performance benchmark, the Russell 3000® Growth Index delivered a 22.47% return.

Zevenbergen Growth Fund:

Despite the technology sector continuing to garner the lion’s share of both media attention and contribution to the benchmark’s return, stock selection within consumer discretionary (Netflix, Inc.) provided the majority of excess returns followed by individual issues in producer durables (XPO Logistics, Inc.) and health care (Exact Sciences Corporation). Continued negative regulatory headlines, competitive pressures, and execution missteps led to health care producing the largest performance detractors (DexCom, Inc., Celgene Corporation) with technology also providing an individual headwind (Ellie Mae, Inc.).

Media production is expensive and exclusive; however, Netflix, Inc. is up-ending the entertainment model, granting lesser-known artists the chance to be in the spotlight. The company produces and acquires content from a diverse range of perspectives and cultures. To bring foreign narratives to life, Netflix leverages data intelligence and implements advanced language technology (dubbing and subtitles). Consistent improvements in streaming quality and mobile optimization further fueled subscriber growth, which again topped expectations throughout the year and sent shares substantially higher.

Shares of Exact Sciences Corporation weathered short-term volatility (severe flu season) to still finish the year as a top contributor. Strong sales of flagship product, Cologuard® (colon cancer screening), prompted higher guidance, and the long-term growth outlook was further enhanced when the American Cancer Society recommended colorectal cancer screening for adults beginning at age 45 (previously age 50). In addition, management announced encouraging results from a blood-based liver cancer screen being developed in collaboration with the Mayo Clinic. This promising study represents a significant step toward achieving the company’s mission: to reduce cancer mortality rates through early detection.

Shares of XPO Logistics, Inc. climbed after management announced record revenue, cash flow and net income. Investments in the company’s last mile delivery network strengthened XPO’s position as a top logistics provider. Large retailers with complex shipping needs have taken notice, with acquisition rumors buoying share price throughout the year.

Shares of DexCom, Inc. plummeted after the FDA announced approval of a competing continuous glucose monitoring system. Offered at a 50% price discount to DexCom’s device, the rival product demonstrated unexpectedly high levels of accuracy, requiring zero calibrations and can be picked up at a local pharmacy without a doctor’s prescription. With a dramatically altered competitive landscape and increased uncertainty around future pricing dynamics, the position was sold.

Record-breaking M&A activity in 2018 has generated steady appreciation in many health care stocks. Celgene Corporation was no exception to the business development trend, announcing a $1.1 billion acquisition of Impact Biomedicines (a startup developing a bone marrow cancer treatment), followed by a $9 billion purchase of Juno Therapeutics, Inc. (transformed cells for cancer therapy). Unfortunately, Celgene’s drug development success (and stock price) has lagged other biotechnology companies, with setbacks in Crohn’s disease and multiple sclerosis treatments putting increasing pressure on the company to find diversification from core franchise Revlimid® ahead of patent expirations in the next decade.

Mortgage automation software company Ellie Mae, Inc. missed revenue guidance due to slower-than-expected gains in new enterprise clients and lower-than-projected loan growth. Refinancing activity declined beyond management’s reduced estimates, while tight housing supply further suppressed mortgage volumes. The position was sold as confidence in management’s ability to execute waned following two quarters of disappointing revenue growth and lower sales guidance for 2017.

Zevenbergen Genea Fund:

Technology stock selection (Shopify Inc., NVIDIA Corporation) played a leading role for the Zevenbergen Genea Fund; however, consumer discretionary holdings (Netflix, Inc.) once again drove the largest contribution to performance. Not atypical of a concentrated portfolio, the technology (Ellie Mae, Inc., Twilio Inc.) and consumer discretionary (Blue Apron Holdings, Inc.) sectors also produced the largest detractors for the period. Please refer to Netflix and Ellie Mae commentary above.

Shares of Shopify Inc. (ecommerce platform) rose after the company reported 60% revenue growth in each quarter during the period, driven by Subscription (recurring payments) and Merchant (payment processing and shipping) Solutions. Emerging business line, Shopify Capital (cash advance loans for an agreed upon amount of future sales) vets qualified merchants based on their history of payment processing, inventory turnover and customer engagement metrics. Merchants can further invest in their businesses, channeling additional gross merchandise volume onto Shopify’s platform.

NVIDIA Corporation (graphics processors) shares continued on their gravity-defying path, reflecting the company’s integral position with gamers, datacenters, and other technology consumers, who use NVDA’s powerful graphics chips to handle the world’s growing amount of rich data content. The company’s leading positions also firmly place them as key beneficiaries to emerging adoption of artificial intelligence, autonomous driving, and cryptocurrency applications.

One area that has been top of mind for app developers has been communication infrastructure. Twilio Inc. built a platform that allows developers to handle text and voice easily within their own apps. This value proposition attracted some of the largest global unicorns (privately held startup companies valued at over $1 billion), such as WhatsApp and Airbnb. However, another unicorn (and significant customer), Uber, opted to multi-source its communication needs, raising concerns about Twilio’s service sustainability and risk of commoditization. That overhang, mixed with a questionable strategy direction announced at its first Analyst Day, contributed to the decision to re-allocate funds to other portfolio holdings that offered more conviction.

After a prolonged period of inactivity, it appears more companies are willing to test the waters of the public markets with an IPO. Unfortunately, not every company is ready for the big stage, despite rapid early stage growth and large market opportunities. This was the case for Blue Apron Holdings, Inc. (meal kit delivery) and the position was sold as the company’s shifting fulfillment strategy and operational struggles led to significantly lower forecasted growth in the near-term and less transparency into the company’s ability to successfully grow and maintain membership.

Since Zevenbergen Capital’s founding over 30 years ago, our commitment to discovering creative investment prospects that have the potential to deliver optimal returns for our clients has never wavered. Just because volatility rises and the market changes character doesn’t mean investors ought to change strategy either. The presence of volatility and market dislocations means new opportunities to harvest the imprudence of others. Revenue and earnings growth demand prime consideration when determining whether market tides are shifting. Although Zevenbergen deliberates interest rates, tax cuts, trade wars, potential regulations and other broad issues as legitimate considerations, ownership interests in stocks ultimately marries wealth creation to the operational fortunes of a company. As investors wrestle with market-moving topics, individual company growth metrics remain our firm’s “true north”.

Long live active management!

Zevenbergen Capital Investments Portfolio Management Team

Brooke de Boutray, CFA, CIC

Joe Dennison, CFA

Leslie Tubbs, CFA, CIC

Anthony Zackery, CFA

Nancy Zevenbergen, CFA, CIC

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Short term performance in particular is not a good indication of the fund’s future performance and an investment should not be made based solely on returns.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Russell 3000® Growth Index: A market capitalization weighted index based on the Russell 3000® Index. The Russell 3000® Growth Index includes companies that display signs of above average growth. The Index is used to provide a gauge of the performance of growth stocks in the U.S. One cannot invest directly in an index.

Mutual fund investing involves risk, including the loss of principal. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Non-diversified funds may hold a significant percentage of their assets in the securities of fewer companies and therefore events affecting those companies have a greater impact on the funds than on a diversified fund. If the Funds invest in a few sectors they may have increased exposure to price movements of those sectors. Small and medium capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Funds have limited operating history, and there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the funds.

Zevenbergen Capital Investments LLC (ZCI) is the investment adviser of the Zevenbergen Funds which are distributed by Quasar Distributors, LLC.

Zevenbergen Growth Fund

Performance Summary

June 30, 2018 (Unaudited)

Comparison of a Hypothetical $50,000 Investment
in the Zevenbergen Growth Fund - Institutional Class
and Russell 3000 Growth® Total Return

Investment Returns

For the Period Ended June 30, 2018

		Average Annual
	One Year	Since Inception
Zevenbergen Growth Fund *
Investor Class	33.09%	18.90%
Institutional Class	33.41%	19.21%
Russell 3000 Growth® Total Return	22.47%	16.91%

* Inception date on August 31, 2015.

Zevenbergen Genea Fund

Performance Summary

June 30, 2018 (Unaudited)

Comparison of a Hypothetical $50,000 Investment
in the Zevenbergen Genea Fund - Institutional Class
and Russell 3000 Growth® Total Return

Investment Returns

For the Period Ended June 30, 2018

		Average Annual
	One Year	Since Inception
Zevenbergen Genea Fund *
Investor Class	46.27%	29.44%
Institutional Class	46.36%	29.79%
Russell 3000 Growth® Total Return	22.47%	16.91%

* Inception date on August 31, 2015.

Zevenbergen Growth Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

June 30, 2018 (Unaudited)

* Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Growth Fund
Schedule of Investments
June 30, 2018

Number of Shares		Value
	COMMON STOCKS ― 100.0%
	CONSUMER DISCRETIONARY ― 34.6%
4,900	2U, Inc. (a)	$409,444
500	Amazon.com, Inc. (a)	849,900
1,700	lululemon athletica inc. (a)	212,245
1,800	MercadoLibre, Inc.	538,074
2,120	Netflix, Inc. (a)	829,832
3,200	Shake Shack Inc. Class A (a)	211,776
1,150	Spotify Technology S.A. (a)	193,476
1,950	Tesla, Inc. (a)	668,752
2,775	Wayfair Inc. Class A (a)	329,559
		4,243,058

	FINANCIAL SERVICES ― 11.8%
7,000	Charles Schwab Corporation	357,700
1,000	First Republic Bank	96,790
4,400	PayPal Holdings, Inc. (a)	366,388
2,150	Square, Inc. (a)	132,526
8,300	Zillow Group, Inc. Class C (a)	490,198
		1,443,602

	HEALTH CARE ― 17.1%
1,925	BioMarin Pharmaceutical Inc. (a)	181,335
1,600	Celgene Corporation (a)	127,072
10,350	Exact Sciences Corporation (a)	618,827
2,800	Medidata Solutions, Inc. (a)	225,568
3,100	Nevro Corp. (a)	247,535
5,200	Portola Pharmaceuticals, Inc. (a)	196,404
300	Regeneron Pharmaceuticals, Inc. (a)	103,497
6,800	Teladoc, Inc. (a)	394,740
		2,094,978

	PRODUCER DURABLES ― 8.2%
500	Axon Enterprise, Inc. (a)	31,590
550	CoStar Group, Inc. (a)	226,946
2,300	Paylocity Holding Corp. (a)	135,378
6,175	XPO Logistics, Inc. (a)	618,612
		1,012,526

	TECHNOLOGY ― 28.3%
2,400	Activision Blizzard, Inc.	183,168
900	Adobe Systems Incorporated (a)	219,429
1,800	Alibaba Group Holding Limited - ADR (a)	333,954
900	Avalara, Inc. (a)	48,033

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Schedule of Investments (Continued)
June 30, 2018

Number of Shares		Value
	TECHNOLOGY ― 28.3% (Cont.)
2,375	Facebook, Inc. Class A(a)	$461,510
2,300	Monolithic Power Systems, Inc.	307,441
925	nLIGHT, Inc. (a)	30,580
1,500	NVIDIA Corporation	355,350
3,700	Okta, Inc. (a)	186,369
2,200	Proofpoint, Inc. (a)	253,682
4,000	Sea Limited ― ADR (a)	60,000
1,700	ServiceNow, Inc. (a)	293,199
4,250	Shopify Inc. Class A (a)	620,032
1,000	Take-Two Interactive Software, Inc. (a)	118,360
		3,471,107

	TOTAL COMMON STOCKS (Cost $7,838,065)	$12,265,271

	SHORT-TERM INVESTMENTS ― 0.8%
94,526	First American U.S. Treasury Money Market Fund, Class Z, 1.69% (b)	94,526
	TOTAL SHORT-TERM INVESTMENTS (Cost $94,526)	$94,526

	TOTAL INVESTMENTS ― 100.8% (Cost $7,932,591)	12,359,797
	Liabilities in Excess of Other Assets ― (0.8)%	(98,157)
	TOTAL NET ASSETS ― 100.0%	$12,261,640

ADR:	American Depositary Receipt
(a)	Non-Income producing.

(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Assets and Liabilities
June 30, 2018

Assets
Investments in securities, at value (cost $7,932,591)	$12,359,797
Dividends and interest receivable	744
Receivable for Fund shares sold	12,200
Receivable for investments sold	30,696
Receivable from Adviser	7,976
Prepaid expenses	10,346
Total Assets	12,421,759

Liabilities
Payable for securities purchased	101,337
Distribution fees - Investor Class	1,859
Accrued other expenses and other liabilities	56,923
Total Liabilities	160,119

Net Assets	$12,261,640

COMPONENTS OF NET ASSETS
Paid-in capital	$8,125,776
Accumulated net investment loss	(48,063)
Accumulated net realized loss on investments	(243,279)
Net unrealized appreciation on investments	4,427,206
Net Assets	$12,261,640

Investor Class:
Net assets	$1,291,617
Shares outstanding (unlimited number of shares authorized, no par value)	79,100
Net asset value, offering and redemption price per share *	16.33

Institutional Class:
Net assets	$10,970,023
Shares outstanding (unlimited number of shares authorized, no par value)	666,854
Net asset value, offering and redemption price per share *	16.45

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Operations
For the Year Ended June 30, 2018

Investment Income
Dividends and interest income	$9,227

Expenses
Administration fees	88,514
Advisory fees	70,452
Transfer agent fees	39,591
Registration fees	33,205
Audit fees	15,002
Legal fees	11,403
Trustees’ fees	12,480
Compliance fees	11,329
Shareholder servicing fees (Note 6)	9,178
Miscellaneous expenses	7,395
Custody fees	5,805
Shareholder reporting fees	4,702
Insurance fees	2,320
Distribution fees - Investor Class	1,858
Total expenses	313,234
Expenses waived and reimbursed by the Adviser	(222,939)
Net Expenses	90,295

Net Investment Loss	(81,068)

Realized and Unrealized Gain on Investments
Net realized gain on investments	40,119
Change in unrealized appreciation on investments	2,782,623
Net Realized and Unrealized Gain on Investments	2,822,742

Net Increase in Net Assets from Operations	$2,741,674

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statements of Changes in Net Assets

Operations	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net investment loss	$(81,068)	$(40,385)
Net realized gain/loss on investments	40,119	(171,942)
Net change in unrealized appreciation on investments	2,782,623	1,655,762
Net Increase in Net Assets from Operations	2,741,674	1,443,435

Capital Transactions
Proceeds from shares sold
Investor Class	1,494,000	131,855
Institutional Class	2,061,483	2,049,340
Cost of shares redeemed
Investor Class	(644,925)	(1,125)
Institutional Class	(15,083)	(3,806)
Redemption fees
Investor Class	412	—
Institutional Class	3,157	—
Net Increase in Net Assets from Capital Share Transactions	2,899,044	2,176,264
Total Increase in Net Assets	5,640,718	3,619,699

Net Assets
Beginning of year	6,620,922	3,001,223
End of year	$12,261,640	$6,620,922

Accumulated Net Investment Loss	$(48,063)	$(23,916)

Capital Shares Transactions
Investor Class
Shares sold	105,288	11,733
Shares redeemed	(41,971)	(105)
Net increase in shares outstanding	63,317	11,628

Institutional Class
Shares sold	146,509	195,031
Shares redeemed	(912)	(378)
Net increase in shares outstanding	145,597	194,653

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Period Presented

	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$12.27	$9.05	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.17)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	4.22	3.35	(0.86)
Total Gain (Loss) from Investment Operations	4.05	3.22	(0.95)

Redemption Fee Proceeds (1)	0.01	—	—

Net Asset Value, End of Period	$16.33	$12.27	$9.05

Total Return	33.09%	35.58%	-9.50	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,292	$194	$37
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	3.63%	5.89%	22.37	%(3)
After fees waived and reimbursed by the Adviser	1.30%	1.30%	1.30	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-3.53%	-5.76%	-22.28	%(3)
After fees waived and reimbursed by the Adviser	-1.20%	-1.17%	-1.21	%(3)
Portfolio turnover rate (4)	31.12%	25.90%	14.81	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented

	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$12.33	$9.07	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.13)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	4.24	3.35	(0.87)
Total Gain (Loss) from Investment Operations	4.11	3.26	(0.93)

Redemption Fee Proceeds (1)	0.01	—	—

Net Asset Value, End of Period	$16.45	$12.33	$9.07

Total Return	33.41%	35.94%	-9.30	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,970	$6,427	$2,964
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	3.55%	5.86%	15.01	%(3)
After fees waived and reimbursed by the Adviser	1.00%	1.00%	1.00	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-3.45%	-5.72%	-14.84	%(3)
After fees waived and reimbursed by the Adviser	-0.90%	-0.87%	-0.83	%(3)
Portfolio turnover rate (4)	31.12%	25.90%	14.81	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Allocation of Portfolio Holdings
(Calculated as a percentage of Total Investments)
June 30, 2018 (Unaudited)

* Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Genea Fund
Schedule of Investments
June 30, 2018

Number of Shares		Value
	COMMON STOCKS ― 98.5%
	CONSUMER DISCRETIONARY ― 44.6%
11,000	2U, Inc. (a)	$919,160
885	Amazon.com, Inc. (a)	1,504,323
7,300	Despegar.com, Corp. (a)	153,081
15,000	JD.com, Inc. Class A - ADR (a)	584,250
3,810	MercadoLibre, Inc.	1,138,923
3,645	Netflix, Inc. (a)	1,426,762
2,500	Spotify Technology S.A.	420,600
12,200	Stitch Fix, Inc. (a)	334,768
4,000	Tesla, Inc. (a)	1,371,800
8,800	Trade Desk, Inc. Class A (The) (a)	825,440
8,450	Wayfair Inc. Class A (a)	1,003,522
		9,682,629
	FINANCIAL SERVICES ― 13.5%
9,225	PayPal Holdings, Inc. (a)	768,166
7,900	Redfin Corp. (a)	182,411
14,100	Square, Inc. Class A (a)	869,124
18,800	Zillow Group, Inc. Class C (a)	1,110,329
		2,930,030
	PRODUCABLE DURABLES ― 4.6%
7,400	Axon Enterprise, Inc. (a)	467,532
24,300	BEST Inc. - ADR (a)	296,946
3,700	Paylocity Holding Corp. (a)	217,782
		982,260
	TECHNOLOGY ― 34.7%
10,600	Activision Blizzard, Inc.	808,992
4,500	Alibaba Group Holding Limited - ADR (a)	834,885
400	Alphabet Inc. Class A (a)	451,676
6,000	Avalara, Inc. (a)	320,220
3,950	Facebook, Inc. Class A (a)	767,564
8,700	nLIGHT, Inc. (a)	287,622
4,600	NVIDIA Corporation	1,089,740
10,600	Okta, Inc. (a)	533,922
3,300	Proofpoint, Inc. (a)	380,523
16,800	Sea Limited ― ADR (a)	252,000
2,500	ServiceNow, Inc. (a)	431,175
7,075	Shopify Inc. Class A (a)	1,032,172
6,800	Tencent Holdings Limited - ADR	341,700
		7,532,191

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Schedule of Investments (Continued)
June 30, 2018

Number of Shares		Value
	UTILITIES ― 1.1%
6,800	SoftBank Group Corp. ― ADR	$242,420

	TOTAL COMMON STOCKS
	(Cost $15,684,196)	$21,369,530

	SHORT-TERM INVESTMENTS ― 1.9%
421,004	First American U.S. Treasury Money Market Fund, Class Z, 1.69% (b)	421,004
	TOTAL SHORT-TERM INVESTMENTS (Cost $421,004)	$421,004

	TOTAL INVESTMENTS ― 100.4% (Cost $16,105,200)	21,790,534
	Liabilities in Excess of Other Assets ― (0.4)%	(84,651)
	TOTAL NET ASSETS ― 100.0%	$21,705,883

ADR:	American Depositary Receipt.
(a)	Non-Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Assets and Liabilities

June 30, 2018

Assets
Investments in securities, at value (cost $16,105,200)	$21,790,534
Dividend and interest receivable	1,257
Receivable for Fund shares sold	71,920
Receivable from Adviser	2,922
Prepaid expenses	10,402
Total Assets	21,877,035

Liabilities
Payable for securities purchased	94,044
Distribution fees - Investor class	12,611
Accrued other expenses and other liabilities	64,497
Total Liabilities	171,152

Net Assets	$21,705,883

COMPONENTS OF NET ASSETS
Paid-in capital	$16,198,522
Accumulated net investment loss	(88,328)
Accumulated net realized loss on investments	(89,645)
Net unrealized appreciation on investments	5,685,334
Net Assets	$21,705,883

Investor Class:
Net assets	$12,632,657
Shares outstanding (unlimited number of shares authorized, no par value)	608,125
Net asset value, offering and redemption price per share *	20.77

Institutional Class:
Net assets	$9,073,226
Shares outstanding (unlimited number of shares authorized, no par value)	433,485
Net asset value, offering and redemption price per share *	20.93

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statement of Operations

For the Year Ended June 30, 2018

Investment Income
Dividends and interest income	$8,002

Expenses
Advisory fees	97,861
Administration fees	87,600
Transfer agent fees and expenses	39,548
Registration fees	32,986
Audit fees	15,002
Shareholder servicing fees (Note 6)	13,396
Distribution fees - Investor Class	12,611
Trustees’ fees	12,580
Legal fees	11,579
Compliance fees	11,183
Miscellaneous expenses	7,343
Custody fees	6,763
Shareholder reporting fees	5,175
Insurance fees	2,291
Total expenses	355,918
Expenses waived and reimbursed by the Adviser	(221,177)

Net Expenses	134,741

Net Investment Loss	(126,739)

Realized and Unrealized Gain on Investments
Net realized gain on investments	112,613
Change in unrealized appreciation on investments	4,173,887
Net Realized and Unrealized Gain on Investments	4,286,500

Net Increase in Net Assets from Operations	$4,159,761

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statements of Changes in Net Assets

Operations	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net investment loss	$(126,739)	$(35,473)
Net realized gain (loss) on investments	112,613	(26,878)
Net change in unrealized appreciation on investments	4,173,887	1,429,583
Net Increase in Net Assets from Operations	4,159,761	1,367,232

Capital Transactions
Proceeds from shares sold
Investor Class	10,774,903	1,653,435
Institutional Class	3,097,193	1,607,635
Cost of shares redeemed
Investor Class	(2,031,181)	(64,986)
Institutional Class	(45,101)	(1,575,553)
Redemption fees
Investor Class	3,264	—
Institutional Class	3,954	6,300
Net Increase in Net Assets from Capital Share Transactions	11,803,032	1,626,831

Total Increase in Net Assets	15,962,793	2,994,063

Net Assets
Beginning of year	5,743,090	2,749,027
End of year	$21,705,883	$5,743,090

Accumulated Net Investment Loss	$(88,328)	$(20,088)

Capital Shares Transactions
Investor Class
Shares sold	584,658	125,278
Shares redeemed	(122,541)	(5,991)
Net increase in shares outstanding	462,117	119,287

Institutional Class
Shares sold	179,160	134,406
Shares redeemed	(2,345)	(143,149)
Net increase (decrease) in shares outstanding	176,815	(8,743)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Period Presented

	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$14.20	$9.40	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.23)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	6.79	4.96	(0.50)
Total Gain (Loss) from Investment Operations	6.56	4.80	(0.60)

Redemption Fee Proceeds (1)	0.01	—	—

Net Asset Value, End of Period	$20.77	$14.20	$9.40

Total Return	46.27%	51.06%	-6.00	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,633	$2,074	$251
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	3.35%	7.96%	12.73	%(3)
After fees waived and reimbursed by the Adviser	1.40%	1.40%	1.40	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-3.27%	-7.89%	-12.67	%(3)
After fees waived and reimbursed by the Adviser	-1.32%	-1.33%	-1.34	%(3)
Portfolio turnover rate (4)	22.35%	67.59%	19.01	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented

	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017	For the Period August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$14.30	$9.41	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.18)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	6.80	4.99	(0.50)
Total Gain (Loss) from Investment Operations	6.62	4.87	(0.59)

Redemption Fee Proceeds (1)	0.01	0.02	—

Net Asset Value, End of Period	$20.93	$14.30	$9.41

Total Return	46.36%	51.97%	-5.90	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,073	$3,669	$2,498
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	3.21%	8.08%	12.99	%(3)
After fees waived and reimbursed by the Adviser	1.10%	1.10%	1.10	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-3.14%	-8.02%	-12.97	%(3)
After fees waived and reimbursed by the Adviser	-1.03%	-1.04%	-1.08	%(3)
Portfolio turnover rate (4)	22.35%	67.59%	19.01	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2018

NOTE 1 – ORGANIZATION

Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Zevenbergen Capital Investments LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2018

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of June 30, 2018:

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,265,271	$—	$—	$12,265,271
Short-Term Investments	94,526	—	—	94,526
Total Assets	$12,359,797	$—	$—	$12,359,797

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$21,369,530	$—	$—	$21,369,530
Short-Term Investments	421,004	—	—	421,004
Total Assets	$21,790,534	$—	$—	$21,790,534

Please refer to the Schedule of Investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 2 or Level 3 securities held at year end.

B. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2018

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of June 30, 2018, the tax period ended June 30, 2016, and the year ended June 30, 2017 are open to examination. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Growth Fund and the Genea Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80% and 0.90%, respectively.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse each Fund’s operating expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Funds’ portfolio securities) to ensure that these expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.30%	1.00%
Genea Fund	1.40%	1.10%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At June 30, 2018, the expenses reimbursed and contractual fees waived by the Adviser and subject to potential recapture by year were as follows:

Fiscal Year
waived/reimbursed	Growth Fund	Genea Fund	Expiration
2016	$191,998	$195,848	June 30, 2019
2017	225,191	225,052	June 30, 2020
2018	222,939	221,177	June 30, 2021
	$640,128	$642,077

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Funds’ administrator and transfer agent. U.S. Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Funds’ distributor and principal underwriter. Fees paid to USBFS and USBFS affiliates during the year ended June 30, 2018 were as follows:

	Growth Fund	Genea Fund
Administration	$88,514	$87,600
Custody	5,805	6,763
Transfer Agency	39,591	39,548
Chief Compliance Officer	11,329	11,183

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2018

At June 30, 2018, the Funds had payables due to USBFS and USBFS affiliate for administration, transfer agent fees and custody fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$22,656	$21,949
Custody	895	534
Transfer Agency	9,336	9,828
Chief Compliance Officer	2,889	2,743

The Independent Trustees were paid $25,060 for their services and reimbursement of travel expenses during the year ended June 30, 2018. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the year ended June 30, 2018, were as follows:

Growth Fund
Purchases	$5,578,651
Sales	$2,729,592
Genea Fund
Purchases	$13,945,524
Sales	$2,448,888

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2018, the components of accumulated earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund

Cost of investments	$7,940,139	$16,172,961
Gross unrealized appreciation	4,545,786	5,996,714
Gross unrealized depreciation	(126,128)	(379,141)
Net unrealized appreciation on investments	4,419,658	5,617,573

Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—

Capital loss carryforwards	(235,731)	(57,097)
Other book/tax temporary differences	(48,063)	(53,115)
Total accumulated earnings	$4,135,864	$5,507,361

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2018

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2018, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment loss and accumulated realized loss as follows:

	Increase (Decrease)
	Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid In Capital
Growth Fund	$56,921	$(227)	$(56,694)
Genea Fund	$58,499	$—	$(58,499)

There were no distributions paid during the year ended June 30, 2017 and June 30, 2018.

Following capital loss carryovers were utilized during the year ended June 30, 2018:

Growth Fund:	$117,974
Genea Fund:	$45,690

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2018, the Funds deferred the following, on a tax basis, losses:

	Late Year Loss	Post October Loss
Growth Fund	(48,063)	—
Genea Fund	(53,115)	—

At June 30, 2018, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	235,731	—	235,731
Genea Fund	57,097	—	57,097

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class and up to 0.10% of average daily net assets of Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the year ended June 30, 2018, class specific Shareholder Servicing fees were as follows:

	Growth Fund	Genea Fund
Investor Class	$1,115	$7,567
Institutional Class	8,063	5,829

Zevenbergen Funds

Notes to the Financial Statements

June 30, 2018

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the year ended June 30, 2018, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios

and the Shareholders of Zevenbergen Growth Fund and Zevenbergen Genea Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Zevenbergen Growth Fund and Zevenbergen Genea Fund, each a series of shares of beneficial interest in Trust for Advised Portfolios (the “Funds”), including the schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from August 31, 2015 (inception date) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the two-year period then ended and for the period August 31, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2010.

Philadelphia, Pennsylvania

August 29, 2018

Zevenbergen Funds
Expense Example
June 30, 2018 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from January 1, 2018 to June 30, 2018 (the “six month period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical - 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information with the lines titled “Hypothetical - 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period (1)
Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$1,247.50	1.30%	$7.24
Hypothetical 5% Return	$1,000.00	$1,018.35	1.30%	$6.50
Institutional Class
Actual Fund Return	$1,000.00	$1,249.10	1.00%	$5.58
Hypothetical 5% Return	$1,000.00	$1,019.84	1.00%	$5.01

Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$1,322.90	1.40%	$8.06
Hypothetical 5% Return	$1,000.00	$1,017.85	1.40%	$7.00
Institutional Class
Actual Fund Return	$1,000.00	$1,324.70	1.10%	$6.34
Hypothetical 5% Return	$1,000.00	$1,019.34	1.10%	$5.51
(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 181/365 (to reflect the “six month period”).

Zevenbergen Funds
Additional Information
June 30, 2018 (Unaudited)

Form N-Q

The Funds file their complete schedules of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information

For the fiscal year ended June 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2018, was as follows:

Growth Fund	0.00%
Genea Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Growth Fund	0.00%
Genea Fund	0.00%

Zevenbergen Funds
Trustees and Officer Information

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Funds Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Private Investor. Previously Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	2	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014). Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.	2	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	2	None
Interested Trustee(5)
Ian Martin 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1968	Trustee and Chairman	Trustee Since 2013 Chairman Since 2015	Executive Vice President, U.S. Bancorp Fund Services, LLC.	2	None

Zevenbergen Funds
Trustees and Officer Information (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	President and Principal Executive Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present)
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC, (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC, (2011 – present)
Eric W. Pinciss, Esq. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1975	Secretary	Since 2015	Vice President, U.S. Bancorp Fund Services, LLC (2012 to present)

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Funds Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)	Mr. Martin is an “interested person” of the Trust as defined by the 1940 Act. Mr. Martin is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and/or

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a brokerdealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600

Seattle, Washington 98101-2323

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations

1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
 Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio and Harry E. Resis are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Zevenbergen Growth Fund
	FYE 06/30/2018	FYE 06/30/2017
Audit Fees	$13,400	$13,000
Audit-Related Fees	None	None
Tax Fees	$2,100	$2,000
All Other Fees	None	None

Zevenbergen Genea Fund
	FYE 06/30/2018	FYE 06/30/2017
Audit Fees	$13,400	$13,000
Audit-Related Fees	None	None
Tax Fees	$2,100	$2,000
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Zevenbergen Growth Fund
	FYE 06/30/2018	FYE 06/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Zevenbergen Genea Fund
	FYE 06/30/2018	FYE 06/30/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Zevenbergen Growth Fund
Non-Audit Related Fees	FYE 06/30/2018	FYE 06/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Zevenbergen Genea Fund
Non-Audit Related Fees	FYE 06/30/2018	FYE 06/30/2017
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There were no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By            /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date          September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By            /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date           September 6, 2018

By           /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date           September 6, 2018